Related Party Balances and Transactions (Details) - Schedule of transactions with related parties - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses (1):
Cost of revenues	[1]	$ 213	$ 189	$ 215
Operating expenses:
Research and development, net		470	1,083	653
Sales and marketing		166	194	191
General and administrative		360	212	$ 206
Capital expenses		$ 13	$ 29

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.